RELATED PARTY TRANSACTIONS - Bright AI Services (Details) - Bright AI Services - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Costs incurred	$ 1.1	$ 0.0	$ 0.5
Development Of Internal Use Software
Related Party Transaction [Line Items]
Costs incurred	$ 1.9		$ 0.5